Summary of Option Activity (Detail) - Employees - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	2,025,600	2,083,600	2,563,600
Number of shares, Exercised	(895,148)		(456,000)
Number of shares, Outstanding, Forfeited	(71,352)	(58,000)	(24,000)
Number of shares, Outstanding, Ending	1,059,100	2,025,600	2,083,600	2,563,600
Weighted-average exercise price, Outstanding, Beginning	$ 2.85	$ 2.86	$ 3.36
Number of shares, Expected to vest	526,000
Weighted-average exercise price, Exercised	$ 1.66		3.54
Number of shares, Exercisable	533,100
Weighted-average exercise price, Forfeited	$ 1.17	3.32	3.49
Weighted-average exercise price, Outstanding, Ending	1.39	$ 2.85	$ 2.86	$ 3.36
Weighted-average exercise price: Expected to vest	1.70
Aggregated intrinsic value, Outstanding, Beginning		$ 765
Weighted-average exercise price: Exercisable	$ 1.09
Weighted-average remaining contractual term (years), Outstanding	5 years 6 months 29 days	6 years 6 months 10 days	7 years 6 months 18 days	8 years 8 months 8 days
Weighted-average remaining contractual term (years), Expected to vest	6 years 1 month 20 days
Weighted-average remaining contractual term (years), Exercisable	5 years 7 days
Outstanding, September 30, 2016	$ 718		$ 765
Aggregated intrinsic value, Expected to vest	198
Aggregated intrinsic value, Exercisable	$ 520